Supplementary Cash Flow Information - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	Feb. 05, 2016 USD ($)	Feb. 05, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of supplementary cash flow information [line items]
Asset impairment loss				$ 129.7		$ 206.9
Goodwill impairment						803.8
Adjustments for income tax expense			$ 23.7	(13.7)		77.0
Net proceeds from capital increase	$ 367.5	€ 337		367.5	€ 337
Trapped cash			98.0
Cash pledged for collateral requirement			33.5
Other financial assets to collateral requirements			21.4
Restricted cash			12.1	4.0		0.7
Geology Geophysics and Reservoir [Member] | Operating Segments [Member]
Disclosure of supplementary cash flow information [line items]
Goodwill impairment						438.8
CGU Marine [Member]
Disclosure of supplementary cash flow information [line items]
Goodwill impairment						365.0
Geokinetics Inc [Member]
Disclosure of supplementary cash flow information [line items]
Asset impairment loss			$ 4.3	$ 3.0		$ 40.0